LEASES - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Operating lease expenses	¥ 35,738	¥ 24,255	¥ 22,886
Short-term leases expense	¥ 6,511